Offerings - Offering: 1	Aug. 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.001 per share
Amount Registered | shares	168,169,971
Proposed Maximum Offering Price per Unit	0.77
Maximum Aggregate Offering Price	$ 129,490,877.67
Fee Rate	0.01381%
Amount of Registration Fee	$ 17,882.69
Offering Note	(a). Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, an indeterminate number of additional securities are registered hereunder to prevent dilution in connection with share splits, share dividends or similar transactions. (b). Represents 168,169,971 ordinary shares, par value $0.001 per share (the "ordinary shares") of Vertical Aerospace Ltd. offered by the selling securityholder identified in this registration statement. (c). Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) promulgated under the Securities Act, based on the average of the high and low sales prices of ordinary shares as reported on the New York Stock Exchange on August 24, 2026.